Supplement to the currently effective Statement of Additional Information for the following fund:

Scudder Florida Tax-Free Income Fund


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Effective March 14, 2005, Scudder Florida Tax-Free Income Fund is no longer offered through this Statement of Additional Information.






March 14, 2005